Taxation - Summary of Reconciliation Between Actual Income Tax Expense and Accounting Profit (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before taxation	¥ 13,081	$ 1,903	¥ 2,593	¥ 784
Expected income tax expense at PRC statutory tax rate of 25%	3,270		648	196
Impact of different tax rates outside Mainland China	(47)		(55)	(14)
Tax effect of preferential tax rate	(91)		(82)	(68)
Tax effect of non-deductible expenses	421		300	191
Tax effect of non-taxable income from share of net profit of joint ventures	(150)		(143)	(38)
Tax effect of non-taxable income from share of net loss/(profit) of associates	(369)		(133)	39
(Over)/Under-provision in respect of prior years	18		39	(41)
Tax effect of unused tax losses not recognized, net of utilization	(162)		49	(45)
Others	(66)		120	(66)
Income tax expenses	¥ 2,824	$ 411	¥ 743	¥ 154